PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 1.0%
12,857  Health Care Select
Sector SPDR Fund
$ 1,877,250
1.0
Total Exchange-Traded
Funds
(Cost $1,910,300)
1,877,250
1.0
MUTUAL FUNDS: 98.9%
Affiliated Investment Companies: 98.9%
643,924  Voya Intermediate
Bond Fund - Class R6
5,640,774
3.1
604,727  Voya International
Index Portfolio - Class I
7,262,775
4.0
1,709,990  Voya Large Cap Value
Portfolio - Class R6
11,114,936
6.1
130,829  Voya Large-Cap
Growth Fund - Class
R6
7,051,667
3.9
660,476  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
6,360,379
3.5
1,760,476  Voya Multi-Manager
International Equity
Fund - Class I
19,153,984
10.5
1,098,079  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,201,157
5.6
120,562  Voya Russell
TM
Large
Cap Growth Index
- Class I
8,890,247
4.9
115,803  Voya Small Cap
Growth Fund - Class
R6
4,406,288
2.4
513,598  Voya Small Company
Fund - Class R6
7,174,961
4.0
3,273,876  Voya U.S. Stock Index
Portfolio - Class I
63,480,453
34.9
260,475  VY
®
Invesco Comstock
Portfolio - Class I
5,542,915
3.1
487,245  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
13,750,067
7.6
912,080  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
9,704,534
5.3
Total Mutual Funds
(Cost $168,688,279)
179,735,137
98.9
Total Long-Term
Investments
(Cost $170,598,579)
181,612,387
99.9
Total Investments in
Securities
(Cost $170,598,579) $ 181,612,387 99.9
Assets in Excess of
Other Liabilities 116,675 0.1
Net Assets $ 181,729,062 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,877,250 $ — $ — $ 1,877,250
Mutual Funds 179,735,137 — — 179,735,137
Total Investments, at fair value $ 181,612,387 $ — $ — $ 181,612,387
Liabilities Table
Other Financial Instruments+
Futures $ (15,680) $ — $ — $ (15,680)
Total Liabilities $ (15,680) $ — $ — $ (15,680)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 11,565,395 $ 267,858 $ (6,361,970) $ 169,491 $ 5,640,774 $ 103,349 $ 17,377 $ —
Voya International Index Portfolio
- Class I
7,596,829 125,183 (1,015,396) 556,159 7,262,775 — 63,371 —
Voya Large Cap Value Portfolio -
Class R6
9,083,915 2,115,972 (252,483) 167,532 11,114,936 — 81,837 —
Voya Large-Cap Growth Fund -
Class R6
— 7,918,799 (113,773) (753,359) 7,051,667 — (5,397) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,708,140 2,929,408 (318,871) 41,702 6,360,379 — 41,104 —
Voya Multi-Manager International
Equity Fund - Class I
14,177,085 5,373,740 (1,247,210) 850,369 19,153,984 — 73,533 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,724,142 342,971 (1,543,568) (322,388) 10,201,157 — 173,170 —
Voya Russell
TM
Large Cap Growth
Index - Class I
11,875,313 523,791 (2,010,643) (1,498,214) 8,890,247 — 481,269 —
Voya Small Cap Growth Fund -
Class R6
4,394,052 682,812 (120,680) (549,896) 4,406,288 — 21,744 —
Voya Small Company Fund - Class
R6
7,667,506 303,204 (343,240) (452,509) 7,174,961 — 27,791 —
Voya U.S. Stock Index Portfolio -
Class I
65,957,636 2,346,230 (1,260,969) (3,562,444) 63,480,453 — 705,607 —
VY
®
Invesco Comstock Portfolio -
Class I
7,297,711 117,430 (2,104,229) 232,003 5,542,915 — 16,335 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
14,263,125 234,717 (675,617) (72,158) 13,750,067 — 60,021 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,770,866 348,004 (1,638,612) (775,724) 9,704,534 — 39,717 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution Aggressive Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 5,830,810 $ 70,629 $ (4,343,441) $ (1,557,998) $ — $ — $ 1,519,946 $ —
$ 186,912,525 $ 23,700,748 $ (23,350,702) $ (7,527,434) $ 179,735,137 $ 103,349 $ 3,317,425 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution Aggressive Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 9 06/20/25 $ 912,195 $ (15,295)
$ 912,195 $ (15,295)
Short Contracts:
U.S. Treasury 2-Year Note (5) 06/30/25 (1,035,859) (385)
$ (1,035,859) $ (385)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 13,062,966
Gross Unrealized Depreciation (2,049,158)
Net Unrealized Appreciation $ 11,013,808